Warrants (Details) - USD ($)				3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 28, 2024	May 02, 2024	Nov. 07, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024
Warrant Liabilities [Line Items]
Description of combined ratio						An equitable adjustment with a combined ratio of 0.5:1 applied
Common stock exercise price (in Dollars per share)						$ 0.25
Exercise price (in Dollars per share)						0.5
Newly issue price (in Dollars per share)				$ 33		33
Class of warrant or rights redemption price per unit (in Dollars per share)				$ 0.01		$ 0.01
Number of consecutive trading days for determining the newly issued share price						30 days
Warrants outstanding (in Shares)										225,000
Aggregate value of warrants				$ 4,281,454		$ 4,281,454				$ 4,548
Changes in fair value				$ 632,050	$ (1,106)	$ 4,281,454	$ (3,481)		$ (4,548)	(8,952)
Ordinary shares issued (in Shares)									3,557,932
Purchase price (in Dollars per share)											$ 0.001
Exercise price of warrant (in Dollars per share)									$ 1
Representing value
Percentage of aggregate principal amount	25.00%
Issuance of warrants (in Shares)									528,660
Second A&R SEPA [Member]
Warrant Liabilities [Line Items]
Aggregate principal amount	$ 33,510,000
Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)						$ 23
Warrants outstanding (in Shares)				285,353		285,353
Changes in fair value				$ 156,864		$ 1,896,657
Ordinary shares issued (in Shares)						3,558,319
Private placement (in Shares)			1,469,840
Exercise price of warrant (in Dollars per share)				$ 0.001		$ 0.001
Public Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)						23
Newly issue price (in Dollars per share)				$ 23		$ 23
Warrants outstanding (in Shares)				4,600,000		4,600,000			4,600,000
Private placement (in Shares)									4,600,000
Private Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)				225,000		225,000			225,000
Aggregate value of warrants				$ 8,102		$ 8,102
Changes in fair value				$ 981	$ 1,106	$ 8,102	$ 3,481		$ 4,548	$ 8,952
Private placement (in Shares)									2,643,300	225,000
Warrant liabilities										$ 4,548
Warrants – Class A [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)				1,469,840		1,469,840
Aggregate value of warrants				$ 1,896,657		$ 1,896,657
Private placement (in Shares)		734,920
Purchase price (in Dollars per share)		$ 1.4
Exercise price of warrant (in Dollars per share)		$ 2
Warrants exercised		$ 500,000
Warrants exercisable period		5 years
Common Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)				2,957,008		2,957,008
Aggregate value of warrants				$ 2,376,695		$ 2,376,695
Changes in fair value				$ 476,167		$ 2,376,695
Ordinary shares issued (in Shares)	2,957,008
Exercise price of warrant (in Dollars per share)	$ 5.67
Representing value	$ 8,377,500
Minimum [Member]
Warrant Liabilities [Line Items]
Number of trading days						20 days
Exercise price of warrant (in Dollars per share)									$ 1
Maximum [Member]
Warrant Liabilities [Line Items]
Number of trading days						30 days
Exercise price of warrant (in Dollars per share)									500,000
Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued (in Shares)			7,349,200				806,068	[1]
Purchase price (in Dollars per share)									$ 0.7
Exercise price of warrant (in Dollars per share)			$ 0.7
Representing value							$ 806
Ordinary Shares [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Changes in fair value						$ 18,456,585
Ordinary Shares [Member] | Warrants – Class A [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued (in Shares)		3,557,932

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).